Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2020
Fair value estimates
Classification of financial assets and liabilities in the fair value hierarchy

		2020
	Note	Level 1	Level 2	Total
Assets
Derivative financial instruments	17	—	31,980	31,980
Trade accounts receivables		—	164,770	164,770
		—	196,750	196,750

Liabilities
Derivative financial instruments	17	—	26,874	26,874
Loans and financings designated at fair value (i)		—	201,558	201,558
		—	228,432	228,432

		2019
		Level 1	Level 2	Total
Assets
Derivative financial instruments	17	—	19,524	19,524
Trade accounts receivables		—	69,236	69,236
		—	88,760	88,760

Liabilities
Derivative financial instruments	17	—	21,818	21,818
Loans and financings designated at fair value (i)		—	97,378	97,378
		—	119,196	119,196
(i)

As explained above, certain loans and financings are measured at fair value. The carrying amount of other financial instruments measured at amortized cost do not differ significantly from their fair value.